Long-term Debt - Term Bank Loans and Credit Facilities (Details) $ in Thousands	4 Months Ended	5 Months Ended	6 Months Ended
	Apr. 25, 2017 USD ($)	May 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 22, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Amount used for repayment of debt			$ 15,830	$ 66,128
Aggregate available unused amount			$ 0			$ 112,500
Weighted Average Interest Rate			4.04%	3.12%
Interest expense and debt amortization cost			$ 6,865	$ 4,976
Amount drawn down			$ 79,000	$ 0
Term bank loans and credit facilities
Debt Instrument [Line Items]
Maturity Date			Jun. 30, 2023
Payment terms			quarterly installments
Variable rate basis			LIBOR
Secured Credit Facility at June 20, 2008
Debt Instrument [Line Items]
Amount used for repayment of debt		$ 1,333
Secured Credit Facility at March 19, 2012
Debt Instrument [Line Items]
Cash prepayment, repayment in full	$ 15,158
Secured term bank loan
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity					$ 150,000
Line of credit facilities number of installments			24
Amount drawn down			$ 37,500
Interest rate description			LIBOR
Frequency of payments			quarterly